UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:    811-21270

Partners Balanced Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
Partners Balanced Trust

40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:    888-825-2257

Date of fiscal year end:    December 31, 2004

Date of reporting period:    December 31, 2004

Item 1. Reports to Shareholders.
The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FIXED INCOME	LIQUIDITY	EQUITIES	ALTERNATIVES	BLACKROCK SOLUTIONS

Partners Balanced Trust
Annual Report

DECEMBER 31, 2004

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

TABLE OF CONTENTS

Letter to Shareholders	1
Trust Summary	2
Portfolio of Investments	3
Financial Statements
Statement of Assets and Liabilities	7
Statement of Operations	8
Statement of Cash Flows	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	12
Report of Independent Registered Public Accounting Firm	16
Trustees Information	17
Additional Information	20

Privacy Principles of the Trust

     The Trust is committed to maintaining the privacy of shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Trust collects, how we protect that information and why, in certain cases, we may share information with select other parties.

     Generally, the Trust does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of shareholders may become available to the Trust. The Trust does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third-party administrator).

     The Trust restricts access to non-public personal information about its shareholders to BlackRock employees with a legitimate business need for the information. The Trust maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.

LETTER TO SHAREHOLDERS

     December 31, 2004

Dear Shareholder:

     We are pleased to present the annual report for Partners Balanced Trust (the “Trust”) for the year ended December 31, 2004. This report contains the Trust’s audited financial statements and a list of its portfolio holdings.

     The Trust is a diversified, actively managed balanced fund, which invests in both stocks and bonds. BlackRock Advisors, Inc. is the investment advisor to the Trust. BlackRock Advisors, Inc. and its affiliate, BlackRock Financial Management, Inc., manage the Trust’s fixed income securities, while Wellington Management Company, LLP manages the Trust’s equity investments. BlackRock Advisors, Inc. reallocates the Trust’s net assets periodically between debt and equity securities. Shares of the Trust are continuously offered for subscription on a daily basis. However, as a closed-end interval fund, shares of the Trust are not traded on any securities exchange. Shareholders who wish to have their shares repurchased must do so via quarterly tender offers.

The following table shows the Trust’s yield and net asset value (“NAV”) per share as of December 31, 2004.

Trust (Ticker)	Yield	NAV

Partners Balanced Trust (XBWPX)	3.75%	$20.81

     BlackRock, Inc. (“BlackRock”), a world leader in asset management, has a proven commitment to managing fixed income securities. As of December 31, 2004, BlackRock managed $239 billion in bonds, including 20 open-end and 47 closed-end bond funds. BlackRock is recognized for its emphasis on risk management and proprietary analytics and for its reputation managing money for the world’s largest institutional investors. BlackRock Advisors, Inc. and its affiliate, BlackRock Financial Management, Inc., are wholly owned subsidiaries of BlackRock, Inc.

     Wellington Management Company, LLP (“Wellington Management”) is one of the largest independent investment management companies in the world, with total assets under management of $469.9 billion (as of December 31, 2004). With one of the largest and most experienced investment staffs in the industry, Wellington Management’s distinctive strength is its fundamental research capability.

     On behalf of BlackRock, we thank you for your continued confidence and assure you that we remain committed to excellence in managing your assets.

Sincerely,
Laurence D. Fink	Ralph L. Schlosstein
Chief Executive Officer	President
BlackRock Advisors, Inc.	BlackRock Advisors, Inc.

TRUST SUMMARY
DECEMBER 31, 2004

Trust Information

NASDAQ Symbol:[1]	XBWPX

Initial Offering Date:	April 30, 2003

Net Asset Value as of 12/31/04:	$20.81

Yield on Net Asset Value as of 12/31/04:[2]	3.75%

Current Monthly Distribution per Share:[3]	$0.065

Current Annualized Distribution per Share:[3]	$0.780

1 Shares of the Trust are not traded on any securities exchange.

2 Yield on net asset value is calculated by dividing the current annualized distribution per share by the net asset value.

3 The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s NAV:

	12/31/04	12/31/03	Change	High	Low

NAV	$20.81	20.95	(0.67)%	$22.15	$19.76

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations the Trust’s corporate bond investments:

Portfolio Composition

Composition	December 31, 2004	December 31, 2003

Financial Institutions	26%	26%

Energy	20	19

Federal National Mortgage Association	9	10

Basic Materials	7	8

Consumer Products	6	5

Media	5	3

Telecommunications	3	3

Health Care	3	2

Real Estate	3	2

Industrial	3	2

Conglomerate	3	—

Technology	2	1

Aerospace & Defense	2	2

Ecological Services & Equipment	2	2

Automotive	1	3

Transportation	1	—

U.S. Government Securities	1	3

Entertainment & Leisure	1	1

Other	2	8

Corporate Credit Breakdown[4]

Credit Rating	December 31, 2004	December 31, 2003

AAA/Aaa	6%	5%

AA/Aa	24	14

A	13	17

BBB/Baa	24	20

BB/Ba	12	16

B	18	26

CCC/Caa	3	1

Not Rated	—	1

[4]	Using the higher of Standard & Poor’s (“S&P”), Moody’s Investors Service (“Moody’s”) or Fitch Ratings (“Fitch”) rating. Corporate bonds represented approximately 67.4% and 63.7% of net assets on December 31, 2004, and December 31, 2003, respectively.

PORTFOLIO OF INVESTMENTS
December 31, 2004
Partners Balanced Trust

	Principal
Rating[1]	Amount
(unaudited)	(000)		Description	Value

			LONG-TERM INVESTMENTS—142.6%
			Corporate Bonds—67.4%
			Aerospace & Defense—2.8%
A	$200		General Dynamics Corp., 4.25%, 5/15/13	$196,139
BBB+	225		Lockheed Martin Corp., 8.50%, 12/01/29	305,821
BBB	175		Northrop Grumman Corp., 7.75%, 2/15/31	224,054
BBB-	148		Raytheon Co., 6.15%, 11/01/08	159,119

				885,133

			Automotive—0.6%
A3	200	[2]	DaimlerChrysler NA Holding Corp., 4.05%, 6/04/08	199,825

			Basic Materials—3.0%
BB+	300	[2]	Georgia-Pacific Corp., 8.875%, 2/01/10	349,125
B+	300	[2]	Lyondell Chemical Co., 11.125%, 7/15/12	355,500
B	250		Tembec Industries, Inc., 8.50%, 2/01/11 (Canada)	251,250

				955,875

			Building & Development—0.3%
Ba3	100		WCI Communities, Inc., 10.625%, 2/15/11	111,500

			Conglomerate—3.8%
			General Electric Cap. Corp.
AAA	300	[2]	5.875%, 2/15/12	324,605
AAA	800	[2]	6.125%, 2/22/11	876,312

				1,200,917

			Consumer Products—5.6%
A+	300		Diageo Capital PLC, 3.375%, 3/20/08 (United Kingdom)	297,158
BBB+	200		General Mills, Inc., 6.00%, 2/15/12	216,504
BBB+	300	[2]	Kellogg Co., 6.60%, 4/01/11	336,067
A3	350	[2]	Kraft Foods, Inc., 5.625%, 11/01/11	370,630
BBB	200		Kroger Co., 6.80%, 4/01/11	225,393
			Rite Aid Corp.
B-	85	[3]	6.125%, 12/15/08	79,900
B-	60		7.70%, 2/15/27	49,350
AA	200		Wal-Mart Stores, Inc., 6.875%, 8/10/09	224,578

				1,799,580

			Ecological Services & Equipment—2.5%
B+	232		Allied Waste N.A., Inc., 10.00%, 8/01/09	243,890
B	200		Casella Waste Systems, 9.75%, 2/01/13	220,500
B-	300	[2]	National Waterworks, Inc., 10.50%, 12/01/12	336,000

				800,390

			Energy—14.5%
BB	300	[3]	AES Corp., 9.00%, 5/15/15	343,125
BBB+	200		Anadarko Finance Co., 7.50%, 5/01/31 (Canada)	246,942
CCC+	300[2]		Calpine Corp., 7.75%, 4/15/09	229,500
BB	200		Chesapeake Energy Corp., 7.50%, 9/15/13	218,000
A-	225		ConocoPhillips Holding Co., 6.95%, 4/15/29	265,692
A-	200		Detroit Edison Co., 6.125%, 10/01/10	217,980
BBB	325		Devon Energy Corp., 7.95%, 4/15/32	415,285
BBB	300		Devon Financing Corp., 6.875%, 9/30/11	339,767
B	175[3]		Dynergy Holdings, Inc., 10.125%, 7/15/13	200,375
B-	250		El Paso Production Holdings, 7.75%, 6/01/13	262,500
A-	200		EnCana Holdings Finance Corp., 5.80%, 5/01/14 (Canada)	212,494
AA-	290		Florida Power & Light Co., 4.85%, 2/01/13	295,872
B+	300	[2]	Hanover Equipment Trust, 8.75%, 9/01/11	327,000
B1	200		Midwest Generation LLC, 8.30%, 7/02/09	217,000
BBB+	200		Occidental Petroleum Corp., 6.75%, 1/15/12	226,542
B	300	[2]	Orion Power Holdings, Inc., 12.00%, 5/01/10	381,000
A1	225		Progress Energy Florida, Inc., 4.80%, 3/01/13	225,680

				4,624,754

See Notes to Financial Statements.

Partners Balanced Trust (continued)

	Principal
Rating[1]	Amount
(unaudited)	(000)		Description	Value

			Entertainment & Leisure—1.0%
Ba3	$300	[2]	Mohegan Tribal Gaming, 8.00%, 4/01/12	$327,375

			Financial Institutions—17.8%
AA+	300	[2]	American General Capital II, 8.50%, 7/01/30	403,450
Aa2	600	[2]	Bank of America Corp., 3.875%, 1/15/08	604,679
AA+	1,200	[2]	Citigroup, Inc., 3.50%, 2/01/08	1,195,668
AA-	100		Credit Suisse First Boston, 6.125%, 11/15/11	109,047
BB	250		Crum & Forster Holding Corp., 10.375%, 6/15/13	278,750
AA-	200		Goldman Sachs Group, Inc., 6.875%, 1/15/11	226,476
AA-	300	[2]	Household Finance Corp., 6.375%, 10/15/11	331,319
B	250	[3]	Huntsman Advanced Materials LLC, 11.00%, 7/15/10	297,813
A1	200	[2]	JPMorgan Chase & Co., 6.75%, 2/01/11	224,752
A+	300	[2]	Lehman Brothers Holdings, 6.625%, 1/18/12	335,456
A	200		MetLife, Inc., 6.50%, 12/15/32	218,106
AA-	300	[2]	Morgan Stanley, 6.75%, 4/15/11	336,491
			Rainbow National Services LLC
B3	20	[3]	8.75%, 9/01/12	21,900
CCC+	65	[3]	10.375%, 9/01/14	72,475
Aa3	300	[2]	SunTrust Banks, Inc., 3.625%, 10/15/07	299,892
AA-	200		US Bancorp, 3.95%, 8/23/07	202,066
Aa1	500	[2]	Wells Fargo & Co., 4.00%, 8/15/08	505,020

				5,663,360

			Health Care—0.5%
B	45	[3]	Elan Finance Corp., 7.75%, 11/15/11 (Ireland)	48,150
			Tenet Healthcare Corp.
B-	35		6.375%, 12/01/11	32,463
B-	60	[3]	9.875%, 7/01/14	65,100

				145,713

			Industrial—0.3%
B-	25		ERICO International Corp., 8.875%, 3/01/12	26,000
CCC+	50	[3]	Park-Ohio Industries, Inc., 8.375%, 11/15/14	49,875
BB-	15	[3]	Stena AB, 7.00%, 12/01/16 (Sweden)	14,850

				90,725

			Media—6.1%
BBB	400	[2]	Comcast Corp., 5.50%, 3/15/11	422,624
BBB-	300	[2,3]	Cox Enterprises, 4.375%, 5/01/08	299,728
BB-	300	[2]	CSC Holdings, Inc., 7.875%, 12/15/07	324,750
BBB	300	[2]	News America, Inc., 7.625%, 11/30/28	356,245
BBB+	200		Turner Broadcasting, 8.375%, 7/01/13	246,431
CCC	300	[2]	WRC Media, Inc., 12.75%, 11/15/09	285,375

				1,935,153

			Packaging & Containers—0.7%
B	200		Crown Euro Holdings SA, 10.875%, 3/01/13 (France)	236,500

			Real Estate—3.2%
BBB+	300		Archstone-Smith Trust, 3.00%, 6/15/08	290,298
BBB+	185		Avalonbay Communities, Inc., 6.625%, 9/15/11	202,418
BBB+	200		EOP Operating LP, 7.00%, 7/15/11	225,549
BB+	75		ITT Corp., 7.375%, 11/15/15	83,438
B	200		John Q. Hammons Hotels, 8.875%, 5/15/12	227,000

				1,028,703

			Technology—1.1%
Ba3	10	[3]	MagnaChip Semiconductor SA, 5.78%, 12/15/11	10,263
BB-	300	[2]	PerkinElmer, Inc., 8.875%, 1/15/13	342,375

				352,638

			Telecommunications—2.2%
BB	25	[3]	Qwest Corp., 7.875%, 9/01/11	27,125
			Rogers Wireless Communications, Inc. (Canada)
BB	10	[3]	7.25%, 12/15/12	10,575
BB	10	[3]	7.50%, 3/15/15	10,575
A+	200		SBC Communications, Inc., 6.25%, 3/15/11	219,436
Aa3	400	[2]	Verizon New Jersey, Inc., 5.875%, 1/17/12	424,324

				692,035

See Notes to Financial Statements.

Partners Balanced Trust (continued)

	Principal
Rating[1]	Amount
(unaudited)	(000)		Description	Value

			Transportation—1.4%
BBB+	$200		Burlington North Santa Fe, 5.90%, 7/01/12	$216,181
BBB+	200		Canadian National Railway Co., 6.25%, 8/01/34 (Canada)	215,408
BB-	25	[3]	Ultrapetrol Bahamas Ltd., 9.00%, 11/24/14 (Bahamas)	24,938

				456,527

			Total Corporate Bonds	21,506,703

			U.S. Government & Agency Obligations—14.1%
			Federal National Mortgage Association
	1,304	[2]	4.50%, 5/01/18	1,302,448
	230	[2]	4.50%, 6/01/18	229,706
	1,227	[2]	5.00%, 5/01/33	1,219,709
	435	[2]	5.00%, 6/01/33	432,802
	903	[2]	5.00%, 8/01/33	897,814
	290		U.S. Treasury Bonds, 5.375%, 2/15/31	313,585
	100	[2]	U.S. Treasury Notes, 4.25%, 8/15/13	100,789

			Total U.S. Government & Agency Obligations	4,496,853

			Foreign Government Bonds—1.8%
AA-	200		Province of Quebec, 7.00%, 1/30/07	214,086
Baa2	300	[2]	United Mexican States, 8.125%, 12/30/19	353,400

			Total Foreign Government	567,486

			Taxable Municipals—0.9%
AA	300		Illinois, General Obligation, 5.10%, 6/01/33	288,171

	Shares

			Common Stocks—58.4%
			Automotive—1.1%
	8,800		General Motors Corp.	352,528

			Basic Materials—6.6%
	3,300		Air Products & Chemicals, Inc.	191,301
	18,300		Alcoa, Inc.	574,986
	9,900		Dow Chemical Co.	490,149
	6,800		E.I. du Pont de Nemours & Co.	333,540
	4,900		PPG Industries, Inc.	333,984
	2,800		Weyerhaeuser Co.	188,216

				2,112,176

			Consumer Products—3.6%
	4,600		Altria Group, Inc.	281,060
	4,700		General Mills, Inc.	233,637
	3,300		Heinz Co., H.J.	128,667
	4,900		Kellogg Co.	218,834
	4,300		Kimberly-Clark Corp.	282,983

				1,145,181

			Energy—13.4%
	3,900		BP PLC ADR (United Kingdom)	227,760
	1,800		ChevronTexaco Corp.	94,518
	4,400		ConocoPhillips	382,052
	5,600		Dominion Resources, Inc.	379,344
	4,200		Entergy Corp.	283,878
	8,700		Exelon Corp.	383,409
	17,300		Exxon Mobil Corp.	886,798
	5,100		FPL Group, Inc.	381,225
	1,600		PPL Corp.	85,248
	8,100		Puget Energy, Inc.	200,070
	3,000		Questar Corp.	152,880
	2,600		SCANA Corp.	102,440
	10,000		Shell Transport & Trading Co. ADR (United Kingdom)	514,000
	2,800		TXU Corp.	180,768

				4,254,390

See Notes to Financial Statements.

Partners Balanced Trust (continued)

Shares	Description	Value

	Financial Institutions—19.9%
6,000	Ace Ltd. (Bermuda)	$256,500
19,000	Bank of America Corp.	892,810
2,500	Chubb Corp., The	192,250
19,200	Citigroup, Inc.	925,056
2,900	Comerica, Inc.	176,958
2,700	Federal National Mortgage Assoc.	192,267
3,800	First Horizon National Corp.	163,818
11,000	JPMorgan Chase & Co.	429,110
7,500	Merrill Lynch & Co., Inc.	448,275
5,400	Morgan Stanley	299,808
10,800	National City Corp.	405,540
7,500	SunTrust Banks, Inc.	554,100
6,000	US Bancorp	187,920
4,300	Wachovia Corp.	226,180
3,200	Washington Mutual, Inc.	135,296
9,400	Wells Fargo & Co.	584,210
3,500	XL Capital Ltd. (Cayman Islands)	271,775

		6,341,873

	Health Care—4.1%
6,500	Abbott Laboratories	303,225
7,800	Baxter International, Inc.	269,412
9,500	Pfizer, Inc.	255,455
11,000	Wyeth	468,490

		1,296,582

	Industrial—3.7%
9,500	Caterpillar, Inc.	926,345
5,000	Rockwell Automation, Inc.	247,750

		1,174,095

	Media—0.6%
2,500	Gannett Co., Inc.	204,250

	Real Estate—0.9%
1,330	General Growth Properties, Inc.	48,093
4,200	Regency Centers Corp.	232,680

		280,773

	Technology—1.7%
5,900	Emerson Electric Co.	413,590
6,000	Hewlett-Packard Co.	125,820

		539,410

	Telecommunications—2.8%
7,900	Bellsouth Corp.	219,541
11,700	SBC Communications, Inc.	301,509
7,700	Sprint Corp.	191,345
4,500	Verizon Communications, Inc.	182,295

		894,690

	Total Common Stocks	18,595,948

	Total Long-Term Investments (cost $41,874,728)	45,455,161

	SHORT-TERM INVESTMENTS—0.9%
	Money Market Fund—0.6%
190,672	Galileo Money Market Fund	190,672

Principal
Amount
(000)

	Discount Note—0.3%
$100	Federal Home Loan Bank, 1.25%, 1/03/05	99,993

	Total Short-Term Investments (cost $290,665)	290,665

	Total Investments—143.5% (cost $42,165,393)	$45,745,826
	Liabilities in excess of other assets—(43.5)%	(13,869,156)

	Net Assets—100.0%	$31,876,670

1	Using the higher of S&P’s, Moody’s or Fitch’s rating.
2	Entire or partial principal amount pledged as collateral for reverse repurchase agreements.
3	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of December 31, 2004, the Trust held 4.9% of its net assets, with a current market value of $1,576,767, in securities restricted as to resale.

Details of open reverse repurchase agreements are disclosed in Note 4 in the Notes to Financial Statements.
A category in the Corporate Bonds section may contain multiple industries as defined by the SEC’s Standard Industry Codes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

Assets
Investments at value (cost $42,165,393)	$45,745,826
Income receivable	457,694
Other assets	5,421

46,208,941

Liabilities
Reverse repurchase agreements	14,166,690
Interest payable	19,887
Investment advisory fee payable	20,689
Distribution and servicing payable	9,434
Payable to affiliates	23,201
Deferred Trustees’ fees	2,346
Other accrued expenses	90,024

14,332,271

Net Assets	$31,876,670

Composition of Net Assets:
Par value	$1,532
Paid-in capital in excess of par	28,141,549
Undistributed net investment income	78,141
Accumulated net realized gain	75,015
Net unrealized appreciation	3,580,433

Net assets, December 31, 2004	$31,876,670

Net asset value per share:
($31,876,670 / 1,532,078 shares issued and outstanding)	$20.81

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2004

Investment Income
Interest income	$1,809,436
Dividend income	575,137

Total investment income	2,384,573

Expenses
Investment advisory	358,637
Distribution and servicing	122,612
Transfer agent	41,020
Custodian	79,760
Reports to shareholders	71,063
Trustees’ fees	12,283
Registration	16,550
Independent accountants	32,794
Legal	15,536
Miscellaneous	19,388

Total expenses excluding interest expense	769,643
Interest expense	242,515

Total expenses	1,012,158
Less: fees reimbursed by Advisor	(50,171)

Net expenses	961,987

Net investment income	1,422,586

Realized and Unrealized Gain (Loss) on Investments
Net realized gain	1,967,677
Net change in unrealized appreciation/depreciation	(293,877)

Net gain	1,673,800

Net Increase in Net Assets Resulting from Operations	$3,096,386

See Notes to Financial Statements.

STATEMENT OF CASH FLOWS
For the year ended December 31, 2004

Reconciliation of Net Increase in Net Assets Resulting from
Operations to Net Cash Provided by Operating Activities
Net increase in net assets resulting from operations	$3,096,386

Purchases of long-term investments	(12,090,939)
Proceeds from sales of long-term investments	26,900,612
Net proceeds of short-term investments	2,518,899
Amortization of premium and discount on investments	143,293
Net realized gain	(1,967,677)
Decrease in unrealized appreciation/depreciation	293,877
Decrease in receivable from investments sold	11,760
Decrease in receivable from fund shares sold	23,397
Decrease in income receivable	161,954
Increase in other assets	(3,426)
Increase in interest payable	4,336
Decrease in investment advisory fee payable	(15,144)
Decrease in distribution and servicing fees payable	(3,023)
Increase in payable to affiliates	7,905
Increase in deferred Trustees’ fees	2,346
Increase in other accrued expenses	18,475

Total adjustments	16,006,645

Net cash provided by operating activities	$19,103,031

Increase (Decrease) in Cash
Net cash provided by operating activities	$19,103,031

Cash used for financing activities:
Capital contributions	(11,115,257)
Decrease in reverse repurchase agreements	(4,708,365)
Cash dividends paid	(3,279,409)

Net cash used for financing activities	(19,103,031)

Net increase (decrease) in cash	—
Cash at beginning of year	—

Cash at end of year	$ —

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31, 2004, and the period1 ended December 31, 2003

	2004	2003

Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,422,586	$1,114,857
Net realized gain	1,967,677	99,428
Net change in unrealized appreciation/depreciation	(293,877)	3,874,310

Net increase in net assets resulting from operations	3,096,386	5,088,595

Dividends and Distributions from:
Net investment income	(1,343,385)	(1,189,483)
Net realized gains	(1,936,024)	—

Total dividends and distributions	(3,279,409)	(1,189,483)

Capital Share Transactions:
Net proceeds from the issuance of common shares	2,604,984	41,731,498
Reinvestment of dividends	1,448,512	540,635
Cost of shares repurchased	(15,168,753)	(2,996,295)

Net increase (decrease) from capital share transactions	(11,115,257)	39,275,838

Total increase (decrease)	(11,298,280)	43,174,950

Net Assets
Beginning of period	43,174,950	—

End of period	$31,876,670	$43,174,950

End of period undistributed net investment income	$78,141	$—

[1]	Commencement of investment operations was April 30, 2003. This information includes the initial investments by BlackRock Funding, Inc.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

For the year ended December 31, 2004, and the period1 ended December 31, 2003

	2004	2003

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$20.95	$19.10 [2]

Investment operations:
Net investment income	0.87	0.55
Net realized and unrealized gain	1.14	1.92

Net increase from investment operations	2.01	2.47

Dividends and distributions from:
Net investment income	(0.82)	(0.58)
Net realized gain	(1.33)	—

Total dividends and distributions	(2.15)	(0.58)

Capital charges with respect to issuance of shares	—	(0.04)

Net asset value, end of period	$20.81	$20.95

TOTAL INVESTMENT RETURN[3]	9.95%	7.88%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	2.90%	2.59%[4]
Net expenses	2.76%	2.53%[4]
Net expenses excluding interest expense	2.06%	2.06%[4]
Net investment income	4.07%	4.09%[4]
SUPPLEMENTAL DATA:
Average net assets (000)	$34,913	$40,407
Portfolio turnover	24%	15%
Net assets, end of period (000)	$31,877	$43,175
Reverse repurchase agreements outstanding, end of period (000)	$14,167	$18,875
Asset coverage, end of period[5]	$3,250	$3,287

[1]	Commencement of investment operations was April 30, 2003. This information includes the initial investments by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.90 per share sales charge from the initial offering price of $20.00 per share.
[3]
Total investment return is calculated assuming a purchase of a share at the current net asset value on the first day and a sale at the current net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at net asset value. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Annualized.
[5]	Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

Note 1. Organization & Accounting Policies

Partners Balanced Trust (the “Trust”), a Delaware statutory trust, is registered as a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust was organized on November 22, 2002. The Trust commenced investment operations on April 30, 2003. Shares of the Trust are continuously offered for subscription on a daily basis. However, as a closed-end interval fund, shares of the Trust are not traded on any securities exchange. Shareholders who wish to have their shares repurchased must do so via quarterly tender offers.

Investment Valuation: The Trust values most of its investments on the basis of current market quotations provided by dealers or pricing services selected under the supervision of the Trust’s Board (the “Board”) of Trustees (the “Trustees”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures based on valuation technology commonly employed in the market for such investments. Short-term securities may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments or other assets for which such current market quotations are not readily available are valued at fair value (“Fair Value Assets”) as determined in good faith under procedures established by, and under the general supervision and responsibility of, the Trust’s Board. The investment advisor and/or sub-advisor will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee. The valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets shall be subsequently reported to and ratified by the Board.

     When determining the price for a Fair Value Asset, the investment advisor and/or sub-advisor shall seek to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that BlackRock Advisors, Inc. deems relevant.

Investment Transactions and Investment Income: Investment transactions are recorded on trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. The Trust records interest income on an accrual basis and amortizes premium and/or accretes discount on securities purchased using the interest method. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax.

Repurchase Agreements: In connection with transactions in repurchase agreements, the Trust’s custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

Segregation: In cases in which the Investment Company Act of 1940, as amended, and the interpretive positions of the Securities and Exchange Commission (the “Commission”) require that the Trust segregate assets in connection with certain investments (e.g., when issued securities, reverse repurchase agreements or futures contracts), the Trust will, consistent with certain interpretive letters issued by the Commission, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Federal Income Taxes: It is the Trust’s intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient amounts of its taxable income to shareholders. Therefore, no Federal income tax provisions are required. As part of a tax planning strategy, the Trust may retain a portion of its taxable income and pay excise tax on the undistributed amounts.

Dividends and Distributions: The Trust declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Net long-term capital gains, if any, in excess of loss carryfor-wards may be distributed annually. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by the Trust’s Board, non-interested Trustees are required to defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock closed-end funds selected by the Trustees. This has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Trusts.

     The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. The Trust may, however, elect to invest in common shares of those Trusts selected by the Trustees in order to match its deferred compensation obligations.

Reclassification of Capital Accounts: In order to present undistributed (distribution in excess of) net investment income (“UNII”) and accumulated net realized gain (“Accumulated Gain”) more closely to its tax character, the following accounts of the Trust were increased (decreased):

UNII	Accumulated Gain

$56,066	$(56,066)

Note 2. Agreements

The Trust has an Investment Management Agreement with BlackRock Advisors, Inc. (the “Advisor”), a wholly owned subsidiary of BlackRock, Inc. Wellington Management Company, LLP serves as the sub-advisor for the Trust’s equity investments. BlackRock Financial Management, Inc., a wholly owned subsidiary of BlackRock, Inc., serves as the sub-advisor for the Trust’s debt investments. BlackRock, Inc. is an indirect majority owned subsidiary of The PNC Financial Services Group, Inc. The Investment Management Agreement covers both investment advisory and administration services.

     The Trust’s investment management fee paid to the Advisor is computed daily and payable monthly based on an annual rate of 0.70% of the Trust’s average daily managed assets.

     The Advisor has voluntarily agreed to reimburse the Trust for operating expenses to the extent necessary to assure that other expenses of the Trust do not exceed 0.47% of the Trust’s average daily managed assets. “Managed assets” means the total assets of the Trust (including any assets attributable to any financial leverage that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). “Other expenses” means the total expenses excluding interest expense, organizational expense, investment advisory fee and distribution and servicing fees. For the year ended December 31, 2004, the Advisor reimbursed the Trust in the amount of $50,171.

     Pursuant to the Investment Management Agreement, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of the Trust who are affiliated persons of the Advisor, occupancy and certain clerical and accounting costs for the Trust. The Trust bears all other costs and expenses, which include reimbursements to the Advisor for costs of employees that provide pricing, secondary market support and compliance services to the Trust. For the year ended December 31, 2004, the Trust reimbursed the advisor in the amount of $1,508.

     PFPC Trust Company, an indirect subsidiary of The PNC Financial Services Group, Inc., serves as custodian for the Trust. PFPC Inc., an indirect subsidiary of The PNC Financial Services Group, Inc., serves as accounting, transfer and dividend disbursing agent.

     The Trust will pay selected brokers and dealers ongoing fees at an annual rate of 0.35% of the net asset value of common shares owned by customers of the broker or dealer, which will be payable as a distribution fee and a shareholder servicing fee. The distribution fee is payable monthly in arrears at an annual rate equal to 0.10% of the net asset value of common shares owned by customers of the broker or dealer. Shareholder services include providing information and responding to shareholder questions about the structure of the Trust, the availability of shares in any additional offerings, dividend payment options and quarterly repurchase offers. The shareholder servicing fee is payable monthly in arrears at an annual rate of 0.25% of the net asset value of the common shares owned by the customers of the broker or dealer. These fees are accrued daily as an expense of the Trust.

Note 3. Portfolio Investments

Purchases and sales of investment securities, other than short-term investments, dollar rolls and U.S. government securities, for the year ended December 31, 2004, were $10,633,221 and $24,733,092, respectively. Purchases and sales of U.S. government securities for the year ended December 31, 2004, were $1,457,719 and $2,167,520, respectively.

     At December 31, 2004, the total cost of securities for Federal income tax purposes and the aggregate gross/net unrealized appreciation/depreciation for securities was as follows:

Cost	Appreciation	Depreciation	Net

$42,188,223	$3,833,577	$275,974	$3,557,603

Note 4. Borrowings Reverse Repurchase Agreements: The Trust may enter into reverse repurchase agreements with qualified third-party broker-dealers as determined by and under the direction of the Trust’s Board. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Trust enters into a reverse repurchase agreement, it will maintain a segregated account with the lender containing liquid investment grade securities. The average daily balance and weighted average interest rate of reverse repurchase agreements for the year ended December 31, 2004, were $16,157,542 and 1.57%, respectively. Details of open reverse repurchase agreements and their respective underlying collateral at December 31, 2004 are below.

Details of open reverse repurchase agreements at December 31, 2004, were as follows:

		TradeDate		Net ClosingAmount
Counter Party	Rate		Maturity Date		Par

Lehman Brothers, Inc.	2.30%	11/23/04	1/06/05	$795,430	$793,200
	2.50	11/23/04	1/06/05	283,564	282,700
	2.20	11/26/04	1/06/05	2,990,665	2,983,190
	2.38	12/09/04	1/11/05	268,567	268,000
	2.40	12/15/04	1/13/05	6,822,211	6,809,500
	2.65	12/17/04	1/18/05	1,875,006	1,870,600
	2.39	12/17/04	1/18/05	494,047	493,000
	2.40	12/21/04	1/13/05	243,373	243,000
	2.15	12/21/04	1/13/05	102,641	102,500
	2.70	12/21/04	1/13/05	321,554	321,000

					$14,166,690

Details of underlying collateral for open reverse repurchase agreements at December 31, 2004 were as follows:

			Maturity	Original	Current	Market
Counter Party	Description	Rate	Date	Face	Face	Value

Lehman Brothers, Inc.	American General Capital II	8.500%	7/01/30	$300,000	$300,000	$403,450
	Bank of America Corp.	3.875	1/15/08	300,000	300,000	302,340
	CSC Holdings, Inc.	7.875	12/15/07	300,000	300,000	324,750
	Calpine Corp.	7.750	4/15/09	300,000	300,000	229,500
	Citigroup, Inc.	3.500	2/01/08	1,200,000	1,200,000	1,195,668
	Comcast Corp.	5.500	3/15/11	400,000	400,000	422,624
	Cox Enterprises	4.375	5/01/08	300,000	300,000	299,728
	DaimlerChrysler NA Holding Corp.	4.050	6/04/08	200,000	200,000	199,825
	Federal National Mortgage Association	4.500	5/01/18	334,749	251,377	251,141
	Federal National Mortgage Association	4.500	5/01/18	334,093	275,644	275,385
	Federal National Mortgage Association	4.500	5/01/18	332,945	269,898	269,645
	Federal National Mortgage Association	4.500	5/01/18	333,557	264,920	264,672
	Federal National Mortgage Association	4.500	5/01/18	333,783	241,832	241,605
	Federal National Mortgage Association	4.500	6/01/18	332,187	229,922	229,706
	Federal National Mortgage Association	5.000	5/01/33	471,938	409,711	407,278
	Federal National Mortgage Association	5.000	5/01/33	638,420	512,396	509,353
	Federal National Mortgage Association	5.000	5/01/33	361,481	304,889	303,078
	Federal National Mortgage Association	5.000	6/01/33	527,963	435,387	432,802
	Federal National Mortgage Association	5.000	8/01/33	1,000,100	903,176	897,814
	General Electric Cap. Corp.	6.125	2/22/11	800,000	800,000	876,312
	General Electric Cap. Corp.	5.875	2/15/12	300,000	300,000	324,605
	Georgia-Pacific Corp.	8.875	2/01/10	300,000	300,000	349,125
	Hanover Equipment Trust	8.750	9/01/11	300,000	300,000	327,000
	Household Finance Corp.	6.375	10/15/11	300,000	300,000	331,319
	JPMorgan Chase & Co.	6.750	2/01/11	200,000	200,000	224,752
	Kellogg Co.	6.600	4/01/11	300,000	300,000	336,067
	Kraft Foods, Inc.	5.625	11/01/11	350,000	350,000	370,630
	Lehman Brothers Holdings	6.625	1/18/12	300,000	300,000	335,456
	Lyondell Chemical Co.	11.125	7/15/12	300,000	300,000	355,500
	Mohegan Tribal Gaming	8.000	4/01/12	300,000	300,000	327,375
	Morgan Stanley	6.750	4/15/11	300,000	300,000	336,491
	National Waterworks, Inc.	10.500	12/01/12	300,000	300,000	336,000
	News America, Inc.	7.625	11/30/28	300,000	300,000	356,245
	Orion Power Holdings, Inc.	12.000	5/01/10	300,000	300,000	381,000
	PerkinElmer, Inc.	8.875	1/15/13	300,000	300,000	342,375
	SunTrust Banks, Inc.	3.625	10/15/07	300,000	300,000	299,892
	United Mexican States	8.125	12/30/19	300,000	300,000	353,400
	U.S. Treasury Notes	4.250	8/15/13	100,000	100,000	100,789
	Verizon New Jersey, Inc.	5.875	1/17/12	400,000	400,000	424,324
	WRC Media, Inc.	12.750	11/15/09	300,000	300,000	285,375
	Wells Fargo & Co.	4.000	8/15/08	500,000	500,000	505,020

						$15,339,416

Dollar Rolls: The Trust may enter into dollar rolls in which the Trust sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Trust forgoes principal and interest paid on the securities. The Trust will be compensated by the interest earned on the cash proceeds of the initial sale and/or by the lower repurchase price at the future date.

Note 5. Distributions to Shareholders

The tax character of distributions paid during the periods ended were as follows:

	Ordinary	Long-term	Total
	Income	Capital Gain	Distributions

December 31, 2003	$1,189,483	$ —	$1,189,483
December 31, 2004	2,417,342	862,067	3,279,409

As of December 31, 2004 the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed	Unrealized
Ordinary Income	Long-term Gains	Net Appreciation

$ 178,332	$ —	$3,555,257
2,417,342	862,067	3,279,409

Note 6. Capital

There are an unlimited number of $0.001 par value common shares authorized for the Trust. At December 31, 2004, the common shares outstanding were 1,532,078. For the year ended December 31, 2004, the Trust issued 69,993 shares through dividend reinvestment.

     The Trust operates as a continuously offered interval fund, which means that it continuously accepts new shareholder investments and repurchases its shares (in amounts equal to at least 5% and up to 25% or more of its shares) at net asset value only once a quarter. It is a fundamental policy of the Trust (which may only be changed by shareholder vote) that the Trust will conduct repurchase offers every three months, the repurchase request deadline will be the tenth business day of each month in which a repurchase offer ends and the repurchase price will be determined no more than 14 calendar days following the repurchase request deadline. Payment for all shares repurchased pursuant to these offers normally will be made on the third business day after the repurchase pricing date. Shareholders will be sent notification of each repurchase offer at least 21 but no more than 42 days prior to the repurchase request deadline.

Transactions in common shares of beneficial interest for the year ended December 31, 2004 for the Trust were as follows:

		Reinvestment	Decrease in
Sales	Repurchases	of Dividends	Shares Outstanding

124,770	(723,168)	69,993	(528,405)

Transactions in common shares of beneficial interest for the year ended December 31, 2003 for the Trust were as follows:

		Reinvestment	Net Increase in
Sales	Repurchases	of Dividends	Shares Outstanding

2,184,198	(151,119)	27,404	2,060,483

     Offering costs of $84,210 incurred in connection with the Trust’s offering of common shares has been charged to paid-in capital in excess of par of the common shares.

Note 7. Dividends

Subsequent to December 31, 2004, the Board declared dividends from undistributed earnings per common share payable January 31, 2005, to shareholders of record on January 27, 2005. The per share common dividends declared was $0.065.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of: Partners Balanced Trust

We have audited the accompanying statement of assets and liabilities of Partners Balanced Trust (the “Trust”), including the portfolio of investments, as of December 31, 2004, and the related statements of operations and cash flows for the year then ended and the statements of changes in net assets and the financial highlights for the year then ended and for the period from April 30, 2003 (commencement of investment operations) to December 31, 2003. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Partners Balanced Trust as of December 31, 2004, the results of its operations and its cash flows for the year then ended and the statements of changes in its net assets and the financial highlights for the year then ended and for the period from April 30, 2003 (commencement of investment operations) to December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

      Deloitte & Touche LLP

Boston, Massachusetts February 28, 2005

TRUSTEES INFORMATION (Unaudited)

Number of
				portfolios		Events or transactions by
				overseen		reason of which the Trustee
		Term of office		within the		is an interested person as
	Current positions	and length of time	Principal occupations	fund com-	Other Directorships held	defined in Section 2(a)(19)
Name, address, age	held with the Trust	served	during the past five years	plex[1]	outside the fund complex	of the 1940 Act

Interested Trustees[2]

Ralph L.	Chairman of the	3 years3 / since	Director since 1999 and President of	62	Member of the Visiting	Director and President of
Schlosstein	Board	inception	BlackRock, Inc. since its formation		Board of Overseers of the	the Advisor.
BlackRock, Inc.			in 1998 and of BlackRock, Inc.’s		John F. Kennedy School
40 East 52nd Street			predecessor entities since 1988.		of Government at Harvard
New York, NY			Member of the Management		University, a member of
10022			Committee and Investment Strategy		the board of the Financial
Age: 53			Group of BlackRock, Inc. Formerly,		Institutions Center of The
			Managing Director of Lehman		Wharton School of the
			Brothers, Inc. and Co-head of its		University of
			Mortgage and Savings Institutions		Pennsylvania, a trustee of
			Group. Chairman and President of		the American Museum of
			the BlackRock Liquidity Funds and		Natural History, a trustee
			Director of several of BlackRock’s		of Trinity School in New
			alternative investment vehicles.		York City, a member of
the Board of Advisors of
Marujupu LLC, and a
trustee of New Visions for
Public Education and of
The Public Theater in
New York City. Formerly,
a director of Pulte
Corporation, the nation’s
largest homebuilder, a
Trustee of Denison
University and a member
of Fannie Mae’s Advisory
Council.

Robert S. Kapito	President and	3 years3 / since	Vice Chairman of BlackRock, Inc.	52	Chairman of the Hope	Director and Vice
BlackRock, Inc.	Trustee	inception	Head of the Portfolio Management		and Heroes Children’s	Chairman of the Advisor.
40 East 52nd Street			Group. Also a member of the		Cancer Fund. President
New York, NY			Management Committee, the		of the Board of Directors
10022			Investment Strategy Group, the Fixed		of the Periwinkle
Age: 48			Income and Global Operating		National Theatre for
			Committees and the Equity		Young Audiences.
			Investment Strategy Group.		Director of icruise.com,
			Responsible for the portfolio man-		Corp.
agement of the Fixed Income,
Domestic Equity and International
Equity, Liquidity, and Alternative
Investment Groups of BlackRock.

TRUSTEES INFORMATION (Unaudited) (Continued)

Number of
portfolios
overseen
within the
	Current positions held	Term of office and	Principal occupations	fund com-	Other Directorships held outside
Name, address, age	with the Trusts	length of time served	during the past five years	plex[1]	the fund complex

Independent Trustees

Andrew F. Brimmer	Lead Trustee	3 years3 / since	President of Brimmer & Company, Inc., a	52	Director of CarrAmerica Realty
P.O. Box 4546	Audit Committee	inception	Washington, D.C.-based economic and		Corporation and Borg-Warner
New York, NY	Chairman[3]		financial consulting firm, also Wilmer D.		Automotive. Formerly Director
10163-4546			Barrett Professor of Economics, University		of Airborne Express,
Age: 78			of Massachusetts – Amherst. Formerly		BankAmerica Corporation (Bank
			member of the Board of Governors of the		of America), BellSouth
			Federal Reserve System. Former		Corporation, College Retirement
			Chairman, District of Columbia Financial		Equities Fund (Trustee),
			Control Board.		Commodity Exchange, Inc.
(Public Governor), Connecticut
Mutual Life Insurance Company,
E.I. du Pont de Nemours &
Company, Equitable Life
Assurance Society of the United
States, Gannett Company,
Mercedes-Benz of North
America, MNC Financial
Corporation (American Security
Bank), NCM Capital
Management, Navistar
International Corporation, PHH
Corp. and UAL Corporation
(United Airlines).

Richard E. Cavanagh	Trustee	3 years3 / since	President and Chief Executive Officer of	52	Trustee: Aircraft Finance Trust
P.O. Box 4546	Audit Committee	inception	The Conference Board, Inc., a leading		(AFT) and Educational Testing
New York, NY	Member		global business research organization, from		Service (ETS). Director, Arch
10163-4546			1995-present. Former Executive Dean of		Chemicals, Fremont Group and
Age: 58			the John F. Kennedy School of Government		The Guardian Life Insurance
			at Harvard University from 1988-1995.		Company of America.
Acting Director, Harvard Center for
Business and Government (1991-1993).
Formerly Partner (principal) of McKinsey
& Company, Inc. (1980-1988). Former
Executive Director of Federal Cash
Management, White House Office of
Management and Budget (1977-1979). Co-
author, THE WINNING PERFORMANCE
(best selling management book published in
13 national editions).

Kent Dixon	Trustee	3 years3 / since	Consultant/Investor. Former President and	52	Former Director of ISFA (the
P.O. Box 4546	Audit Committee	inception	Chief Executive Officer of Empire Federal		owner of INVEST, a national
New York, NY	Member[4]		Savings Bank of America and Banc PLUS		securities brokerage service
10163-4546			Savings Association, former Chairman of		designed for banks and thrift
Age: 67			the Board, President and Chief Executive		institutions).
Officer of Northeast Savings.

Frank J. Fabozzi	Trustee	3 years3 / since	Consultant. Editor of THE JOURNAL OF	52	Director, Guardian Mutual
P.O. Box 4546	Audit Committee	inception	PORTFOLIO MANAGEMENT and		Funds Group (18 portfolios).
New York, NY	Member[5]		Frederick Frank Adjunct Professor of
10163-4546			Finance at the School of Management at
Age: 56			Yale University. Author and editor of sev-
eral books on fixed income portfolio man-
agement. Visiting Professor of Finance and
Accounting at the Sloan School of
Management, Massachusetts Institute of
Technology from 1986 to August 1992.

TRUSTEES INFORMATION (Unaudited) (Continued)

Number of
portfolios
overseen
within the
	Current positions held	Term of office and	Principal occupations	fund com-	Other Directorships held outside
Name, address, age	with the Trusts	length of time served	during the past five years	plex[1]	the fund complex

Independent Trustees (continued)

Kathleen F. Feldstein	Advisory Trustee[6]	3 years3 / since	President of Economics Studies, Inc., a	19[6]	Director of BellSouth Inc.,
P.O. Box 4546		January 19, 2005	Belmont, MA-based private economic		Ionics, Inc., and Knight Ridder,
New York, NY			consulting firm, since 1987; Chair, Board		Inc.; Trustee of the Museum of
10163-4546			of Trustees, McLean Hospital in Belmont,		Fine Arts, Boston, and of the
Age: 63			MA.		Committee for Economic
Development; Corporation
Member, Partners HealthCare
and Sherrill House; Member of
the Visiting Committee of the
Harvard University Art
Museums and of the Advisory
Board to the International
School of Business at Brandeis
University.

R. Glenn Hubbard	Trustee	3 years3 / since	Dean of Columbia Business School since	52	Director of ADP, Dex Media,
P.O. Box 4546		November 16, 2004	July 1, 2004. Columbia faculty member		KKR Financial Corporation, and
New York, NY			since 1988. Co-director of Columbia		Ripplewood Holdings. Member
10163-4546			Business School’s Entrepreneurship Program		of Board of Directors of Duke
Age: 46			1994-1997. Visiting professor at the John F.		Realty. Formerly on the advisory
			Kennedy School of Government at Harvard		boards of the Congressional
			University and the Harvard Business School,		Budget Office, the Council on
			as well as the University of Chicago. Visiting		Competitiveness, the American
			scholar at the American Enterprise Institute		Council on Capital Formation,
			in Washington and member of International		the Tax Foundation and the
			Advisory Board of the MBA Program of		Center for Addiction and
			Ben-Gurion University. Deputy assistant sec-		Substance Abuse. Trustee of
			retary of the U.S. Treasury Department for		Fifth Avenue Presbyterian
			Tax Policy 1991-1993. Chairman of the U.S.		Church of New York.
Council of Economic Advisers under the
President of the United States 2001-2003.

James Clayburn	Trustee	3 years3 / since	Dean Emeritus of the John E. Anderson	52	Director of Payden & Rygel
La Force, Jr.		inception	Graduate School of Management,		Investment Trust, Metzler-
P.O. Box 4546			University of California since July 1, 1993.		Payden Investment Trust,
New York, NY			Acting Dean of the School of Business,		Advisors Series Trust, Arena
10163-4546			Hong Kong University of Science and		Pharmaceuticals, Inc. and
Age: 76			Technology 1990-1993. From 1978 to		CancerVax Corporation.
September 1993, Dean of the John E.
Anderson Graduate School of
Management, University of California.

Walter F. Mondale	Trustee	3 years3 / since	Senior Counsel, Dorsey & Whitney, LLP, a	52	Chairman of Panasonic
P.O. Box 4546		inception	law firm (January 2004-present); Partner,		Foundation’s Board of Directors
New York, NY			Dorsey & Whitney, LLP, (December 1996-		and Director of United Health
10163-4546			December 2003, September 1987-August		Foundation. Member of the
Age: 77			1993). Formerly U.S. Ambassador to Japan		Hubert H. Humphrey Institute of
			(1993-1996). Formerly Vice President of		Public Affairs Advisory Board,
			the United States, U.S. Senator and		The Mike and Maureen
			Attorney General of the State of		Mansfield Foundation and the
			Minnesota. 1984 Democratic Nominee for		Dean’s Board of Visitors of the
			President of the United States.		Medical School at the University
of Minnesota.

[1]	The Fund Complex means two or more registered investments companies that: (1) hold themselves out to investors as related companies for pur- poses of investment and investor services; or (2) have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other registered investment companies.
[2]	Interested Trustee as defined by Section 2(a)(19) of the Investment Company Act of 1940.
[3]	The Board is classified into three classes of which one class is elected annually. Each Trustee serves a three-year term concurrent with the class from which they are elected.
[4]	The Board of the Trust has determined that the Trust has two Audit Committee financial experts serving on its Audit Committee, Dr. Brimmer and Mr. Dixon, both of whom are independent for the purpose of the definition of Audit Committee financial expert as applicable to the Trust.
[5]	Appointed Audit Committee Member on May 25, 2004.
[6]	Director/Trustee on 19 of the closed-end Trusts and an Advisory Director/Trustee on the remaining 33 closed-end Trusts, including Partners Balanced Trust.

ADDITIONAL INFORMATION

     On August 25, 2004, BlackRock, Inc., the parent of BlackRock Advisors, Inc., the Trust’s investment advisor, entered into an agreement with MetLife, Inc.® to acquire SSRM Holdings, Inc., the parent of State Street Research & Management Company, the investment advisor to the State Street Research mutual funds. The acquisition was completed on January 31, 2005. Management believes there will be no impact to the Trust as a result of this transaction.

     The Trust has filed with the Securities and Exchange Commission the certification of its chief executive officer and chief financial officer required by Section 302 of the Sarbanes-Oxley Act.

     There have been no material changes in the Trust’s investment objectives or policies that have not been approved by the shareholders or to their charters or by-laws or in the principal risk factors associated with investment in the Trust. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trust’s portfolio.

     Quarterly performance and other information regarding the Trust may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com/indiv/products/closedendfunds/funds.html. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trust and does not, and is not intended, to incorporate BlackRock’s website into this report.

     Certain of the officers of the Trust listed on the inside back cover of this Report to Shareholders are also officers of the Advisor or BlackRock Financial Management, Inc. (“BFM”). They serve in the following capacities for the Advisor or BFM; Robert S. Kapito—Director and Vice Chairman of the Advisor and BFM, Henry Gabbay, Anne Ackerley and Bartholomew Battista—Managing Directors of the Advisor and BFM, Richard M. Shea, James Kong and Vincent B. Tritto—Managing Directors of BFM, and Brian P. Kindelan—Managing Director of the Advisor.

Partners Balanced Trust

Trustees	Custodian
Ralph L. Schlosstein, Chairman	PFPC Trust Company
Andrew F. Brimmer	8800 Tinicum Blvd.
Richard E. Cavanagh	Philadelphia, PA 19153
Kent Dixon
Frank J. Fabozzi	Accounting Agent and Transfer Agent
Kathleen F. Feldstein[1]	PFPC Inc.
R. Glenn Hubbard[2]	301 Bellevue Parkway
Robert S. Kapito	Wilmington, DE 19809
James Clayburn La Force, Jr.
Walter F. Mondale	Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Officers	200 Berkeley Street
Robert S. Kapito, President	Boston, MA 02116
Henry Gabbay, Treasurer
Bartholomew Battista, Chief Compliance Officer	Legal Counsel
Anne Ackerley, Vice President	Skadden, Arps, Slate, Meagher & Flom LLP
Richard M. Shea, Vice President/Tax	Four Times Square
James Kong, Assistant Treasurer	New York, NY 10036
Vincent B. Tritto, Secretary
Brian P. Kindelan, Assistant Secretary	Legal Counsel – Independent Trustees
Debevoise & Plimpton LLP
Investment Advisor	919 Third Avenue
BlackRock Advisors, Inc.	New York, NY 10022
100 Bellevue Parkway
Wilmington, DE 19809	This report is for shareholder information. This is not a prospec-
(800) 227-7BFM	tus intended for use in the purchase or sale of Trust shares.
Statements and other information contained in this report are as
Sub-Advisors	dated and are subject to change.
BlackRock Financial Management, Inc.
40 East 52nd Street	BlackRock Closed-End Funds
New York, NY 10022	c/o BlackRock Advisors, Inc.
100 Bellevue Parkway
Wellington Management Company, LLP	Wilmington, DE 19809
75 State Street	(800) 227-7BFM
Boston, MA 02109

1	Appointed Advisory Trustee on January 19, 2005.

2	Appointed on November 16, 2004.

The Trust has a Statement of Additional Information that includes more information about the Trustees and is available without charge, upon request by calling (800) 441-7762.

The Trust will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trust at (800) 441-7762.

The Trust has delegated to the Advisor and Wellington Management Company, LLP the voting of proxies relating to their voting securities pursuant to the Advisor’s and Wellington Management Company, LLP’s proxy voting policies and procedures. You may obtain a copy of these proxy voting policies and procedures, without charge, by calling (800) 441-7762. These policies and procedures are also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trust’s voting securities were voted (if any) by the Advisor and Wellington Management Company during the most recent 12-month period ended December 31st is available, upon request, by calling (800) 441-7762 or on the website of the Commission at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Trust’s Form N-Q will be available on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q, when available, may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Trust’s Form N-Q, when available, may also be obtained, upon request, by calling (800) 441-7762.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

CEF-ANN-6

Item 2. Code of Ethics.
(a)      The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)      Not applicable.

(c)      The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)      The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)      Not applicable.

(f)      The Registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3. Audit Committee Financial Expert.
The Registrant's Board of Trustees has determined that it has two audit committee financial experts serving on its audit committee, each of whom is an "independent" Trustee: Dr. Andrew F. Brimmer and Mr. Kent Dixon. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.
 (a)       Audit Fees.      The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $21,000 for the fiscal year ended December 31, 2004 and $25,700 for the fiscal year ended December 31, 2003.

(b)       Audit-Related Fees.       The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) were $1,500 for the fiscal year ended December 31, 2004 and $0 for the fiscal year ended December 31, 2003. The nature of these services was attest services not required by statute or regulation, overhead and out-of-pocket expenses.

(c)       Tax Fees.      The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $5,000 for the fiscal year ended December 31, 2004 and $1,500 for the fiscal year ended December 31, 2003. The nature of these services was federal, state and local income and excise tax return preparation and related advice and planning and miscellaneous tax advice.

(d)       All Other Fees.       There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c).

(e)       Audit Committee Pre-Approval Policies and Procedures.
           (1) The Registrant has polices and procedures (the "Policy") for the pre-approval by the Registrant's Audit Committee of Audit, Audit-Related, Tax and Other Services (as each is defined in the Policy) provided by the Trust's independent auditor (the "Independent Auditor") to the Registrant and other "Covered Entities" (as defined below). The term of any such pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The amount of any such pre-approval is set forth in the appendices to the Policy (the "Service Pre-Approval Documents"). At its first meeting of each calendar year, the Audit Committee will review and re-approve the Policy and approve or re-approve the Service Pre-Approval Documents for that year, together with any changes deemed necessary or desirable by the Audit Committee. The Audit Committee may, from time to time, modify the nature of the services pre-approved, the aggregate level of fees pre-approved or both.

           For the purposes of the Policy, "Covered Services" means (A) all engagements for audit and non-audit services to be provided by the Independent Auditor to the Trust and (B) all engagements for non-audit services related directly to the operations and financial reporting or the Trust to be provided by the Independent Auditor to any Covered Entity, "Covered Entities" means (1) the Advisor or (2) any entity controlling, controlled by or under common control with the Advisor that provides ongoing services to the Trust.

           In the intervals between the scheduled meetings of the Audit Committee, the Audit Committee delegates pre-approval authority under this Policy to the Chairman of the Audit Committee (the "Chairman"). The Chairman shall report any pre-approval decisions under this Policy to the Audit Committee at its next scheduled meeting. At each scheduled meeting, the Audit Committee will review with the Independent Auditor the Covered Services pre-approved by the Chairman pursuant to delegated authority, if any, and the fees related thereto. Based on these reviews, the Audit Committee can modify, at its discretion, the pre-approval originally granted by the Chairman pursuant to delegated authority. This modification can be to the nature of services pre-approved, the aggregate level of fees approved, or both. Pre-approval of Covered Services by the Chairman pursuant to delegated authority is expected to be the exception rather than the rule and the

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Audit Committee may modify or withdraw this delegated authority at any time the Audit Committee determines that it is appropriate to do so.

           Fee levels for all Covered Services to be provided by the Independent Auditor and pre-approved under this Policy will be established annually by the Audit Committee and set forth in the Service Pre-Approval Documents. Any increase in pre-approved fee levels will require specific pre-approval by the Audit Committee (or the Chairman pursuant to delegated authority).

     The terms and fees of the annual Audit services engagement for the Trust are subject to the specific pre-approval of the Audit Committee. The Audit Committee (or the Chairman pursuant to delegated authority) will approve, if necessary, any changes in terms, conditions or fees resulting from changes in audit scope, Trust structure or other matters.

           In addition to the annual Audit services engagement specifically approved by the Audit Committee, any other Audit services for the Trust not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

           Audit-Related services are assurance and related services that are not required for the audit, but are reasonably related to the performance of the audit or review of the financial statements of the Registrant and, to the extent they are Covered Services, the other Covered Entities (as defined in the Joint Audit Committee Charter) or that are traditionally performed by the Independent Auditor. Audit-Related services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

           The Audit Committee believes that the Independent Auditor can provide Tax services to the Covered Entities such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the Independent Auditor in connection with a transaction initially recommended by the Independent Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. Tax services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

           All Other services that are covered and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

           Requests or applications to provide Covered Services that require approval by the Audit Committee (or the Chairman pursuant to delegated authority) must be submitted to the Audit Committee or the Chairman, as the case may be, by both the Independent Auditor and the Chief Financial Officer of the respective Covered Entity, and must include a joint statement as to whether, in their view, (a) the request or application is consistent with the rules of the Securities and Exchange Commission ("SEC") on auditor independence and (b) the requested service is or is not a non-audit service prohibited by the SEC. A request or application submitted to the Chairman between scheduled meetings of the Audit Committee should include a discussion as to why approval is being sought prior to the next regularly scheduled meeting of the Audit Committee.

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           (2) None of the services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)      Not applicable.

(g)      The aggregate non-audit fees billed by the Trust's accountant for services rendered to the Trust, the Advisor (except for any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the registrant that directly impacted the Trust for each of the last two fiscal years were $6,500 for the fiscal year ended December 31, 2004 and $0 for the fiscal year ended December 31, 2003.

(h)      Not applicable.

Item 5. Audit Committee of Listed Registrants.
The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The Audit Committee of the Registrant is comprised of: Dr. Andrew F. Brimmer; Richard E. Cavanagh; Kent Dixon and Frank Fabozzi.

Item 6. Schedule of Investments.
The Registrant’s Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
The Registrant has delegated the voting of proxies relating to its voting securities to its investment advisor, BlackRock Advisors, Inc. (the "Advisor") and its sub-advisor, BlackRock Financial Management, Inc. (the "Sub-Advisor"). The Proxy Voting Policies and Procedures of the Advisor and Sub-Advisor (the "Proxy Voting Policies") are attached as an Exhibit 99.PROXYPOL hereto.

Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Companies and Affiliated Purchasers.
Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11. Controls and Procedures.

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(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures are effective, as of such date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Code of Ethics attached as EX-99.CODE ETH.

(a) (2) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

(a) (3) Not applicable.

(b) Certification of Principal Executive and Financial Officers pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906CERT.

Proxy Voting Policies attached as EX-99.PROXYPOL.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Partners Balanced Trust

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Treasurer
Date:	March 2, 2005

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito

Name:	Robert S. Kapito
Title:	Treasurer
Date:	March 2, 2005

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Principal Financial Officer
Date:	March 2, 2005

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